Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance
with
rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (2) (3)	Average Compensation Actually Paid Table Total for Non-PEO NEOs ($) (1) (2) (3)	Value of Initial $100 Investment Based on: (4)		GAAP Net Income (Millions)	Non-GAAP Operating Income (Millions) (5)
Year					Company TSR	Peer Group TSR

2022	$3,301,355	$(73,726)	$1,297,048	$500,475	$74	$133	$(69)	$(10)

2021	$5,221,876	$(1,380,992)	$1,777,660	$629,637	$119	$207	$49	$109

2020	$5,002,294	$10,225,543	$1,697,060	$2,599,063	$166	$150	$58	$128

1.	Patrick Lo was our PEO in 2022, 2021 and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Bryan D. Murray	Bryan D. Murray	Bryan D. Murray
Michael F. Falcon	David J. Henry	Vikram Mehta
David J. Henry	Andrew W. Kim	Michael A. Werdann
Michael A. Werdann	Michael A. Werdann	Martin D. Westhead

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2022	$3,301,355	$2,348,850	$(1,026,231)	$(73,726)

2021	$5,221,876	$3,945,900	$(2,656,968)	$(1,380,992)

2020	$5,002,294	$2,875,950	$8,099,199	$10,225,543

Year	Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2022	$1,297,048	$671,100	$(125,473)	$500,475

2021	$1,777,660	$1,127,400	$(20,623)	$629,637

2020	$1,697,060	$822,644	$1,724,647	$2,599,063
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO

2022	$1,445,143	$(2,101,215)	$(370,159)	$—	$(1,026,231)

2021	$766,704	$(3,082,854)	$(340,818)	$—	$(2,656,968)

2020	$4,266,069	$3,412,046	$421,084	$—	$8,099,199

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Total - Inclusion of Equity Values for Non-PEO NEOs

2022	$499,838	$(486,389)	$(138,922)	$—	$(125,473)

2021	$657,224	$(570,976)	$(106,871)	$—	$(20,623)

2020	$1,295,082	$382,620	$46,945	$—	$1,724,647

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined
non-GAAP
operating income, as calculated under our annual incentive plan, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022 because this is the primary financial performance metric in our 2022 executive bonus plan.
Non-GAAP
operating income is equal to our GAAP operating income after excluding bonus expense, amortization of intangible assets, stock-based compensation expense, change in fair value of contingent consideration, restructuring and other charges, acquisition-related expense, impact to cost of sales from acquisition accounting adjustments to inventory, litigation reserves, goodwill impairment charges and intangibles impairment charges. We may determine a different financial performance measure to be the most important financial performance measure in future years. Refer to the reconciliation of these non-GAAP
financial measures to the comparable GAAP financial measure in Appendix A of this proxy statement.

Company Selected Measure Name	non-GAAP operating income
Named Executive Officers, Footnote [Text Block]
1.	Patrick Lo was our PEO in 2022, 2021 and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Bryan D. Murray	Bryan D. Murray	Bryan D. Murray
Michael F. Falcon	David J. Henry	Vikram Mehta
David J. Henry	Andrew W. Kim	Michael A. Werdann
Michael A. Werdann	Michael A. Werdann	Martin D. Westhead

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,301,355	$ 5,221,876	$ 5,002,294
PEO Actually Paid Compensation Amount	$ (73,726)	(1,380,992)	10,225,543
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2022	$3,301,355	$2,348,850	$(1,026,231)	$(73,726)

2021	$5,221,876	$3,945,900	$(2,656,968)	$(1,380,992)

2020	$5,002,294	$2,875,950	$8,099,199	$10,225,543
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO

2022	$1,445,143	$(2,101,215)	$(370,159)	$—	$(1,026,231)

2021	$766,704	$(3,082,854)	$(340,818)	$—	$(2,656,968)

2020	$4,266,069	$3,412,046	$421,084	$—	$8,099,199

Non-PEO NEO Average Total Compensation Amount	$ 1,297,048	1,777,660	1,697,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 500,475	629,637	2,599,063
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2022	$1,297,048	$671,100	$(125,473)	$500,475

2021	$1,777,660	$1,127,400	$(20,623)	$629,637

2020	$1,697,060	$822,644	$1,724,647	$2,599,063

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Total - Inclusion of Equity Values for Non-PEO NEOs

2022	$499,838	$(486,389)	$(138,922)	$—	$(125,473)

2021	$657,224	$(570,976)	$(106,871)	$—	$(20,623)

2020	$1,295,082	$382,620	$46,945	$—	$1,724,647

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s TSR, and the Peer Group’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our GAAP net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our non-GAAP
operating income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s TSR, and the Peer Group’s TSR over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Most Important Financial Measures
Non-GAAP operating income
Net revenue
Profit contribution

Total Shareholder Return Amount	$ 74	119	166
Peer Group Total Shareholder Return Amount	133	207	150
Net Income (Loss)	$ (69,000,000)	$ 49,000,000	$ 58,000,000
Company Selected Measure Amount	(10,000,000)	109,000,000	128,000,000
PEO Name	Patrick Lo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income
Non-GAAP Measure Description [Text Block]
5.
We determined
non-GAAP
operating income, as calculated under our annual incentive plan, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022 because this is the primary financial performance metric in our 2022 executive bonus plan.
Non-GAAP
operating income is equal to our GAAP operating income after excluding bonus expense, amortization of intangible assets, stock-based compensation expense, change in fair value of contingent consideration, restructuring and other charges, acquisition-related expense, impact to cost of sales from acquisition accounting adjustments to inventory, litigation reserves, goodwill impairment charges and intangibles impairment charges. We may determine a different financial performance measure to be the most important financial performance measure in future years. Refer to the reconciliation of these non-GAAP
financial measures to the comparable GAAP financial measure in Appendix A of this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Profit contribution
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,348,850	$ 3,945,900	$ 2,875,950
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,026,231)	(2,656,968)	8,099,199
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,445,143	766,704	4,266,069
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,101,215)	(3,082,854)	3,412,046
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(370,159)	(340,818)	421,084
PEO [Member] | Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,100	1,127,400	822,644
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,473)	(20,623)	1,724,647
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,838	657,224	1,295,082
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(486,389)	(570,976)	382,620
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(138,922)	(106,871)	46,945
Non-PEO NEO [Member] | Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0